Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–128.24%(a)
Alabama–3.13%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 1,000	$ 1,054,218
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2042	2,250	2,568,146
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 10/18/2010; Cost $739,982)(e)(f)	5.50%	01/01/2043	925	615,039
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.60%	10/01/2042	1,300	1,345,655
Series 2013 F, Revenue Wts.(g)	7.75%	10/01/2046	1,700	1,757,290
Series 2013 F, Revenue Wts.(g)	7.90%	10/01/2050	1,000	1,033,635
Lower Alabama Gas District (The); Series 2016 A, RB(d)	5.00%	09/01/2046	1,500	2,214,987
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(i)	5.25%	05/01/2044	1,000	1,157,149
				11,746,119
Alaska–0.26%
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	4,546	988,033
American Samoa–0.23%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	874,273
Arizona–4.18%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(k)(l)	0.01%	01/01/2046	1,000	1,000,000
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	2,375	2,248,886
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(i)	5.75%	07/01/2036	1,500	1,753,607
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,604,951
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.38%	09/01/2032	1,000	1,021,186
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(i)	6.75%	07/01/2044	750	851,849
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	1,000	1,015,374
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2017, RB(i)	5.00%	06/15/2052	2,355	2,414,276
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(i)	5.50%	05/01/2040	1,500	1,603,229
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(i)	6.13%	10/01/2052	1,000	1,096,945
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB	6.00%	07/01/2043	1,000	1,068,712
				15,679,015
California–17.50%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB(b)(c)	5.00%	07/01/2022	1,000	1,028,093
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(m)	5.00%	04/01/2056	2,250	2,761,977
California (State of); Series 2020-XM0848, Ctfs.(d)	3.00%	03/01/2050	2,000	2,140,319
California (State of) Educational Facilities Authority; Series 2013, RB(d)	5.00%	10/01/2032	3,000	4,202,973
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(d)	5.00%	05/01/2045	3,000	4,610,685
California (State of) Housing Finance Agency; Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,238	1,414,232
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,331,840
California (State of) Municipal Finance Authority (Chevron USA); Series 2010, VRD RB(k)	0.01%	11/01/2035	3,005	3,005,000
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, RB	6.00%	07/01/2042	1,000	1,024,955
California (State of) Pollution Control Finance Authority; Series 2012, RB(i)(n)	5.00%	07/01/2037	1,000	1,037,329
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $937,500)(e)(f)(i)(n)	7.00%	12/31/2049	940	423,000
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	705,377
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(i)	6.75%	06/01/2045	755	814,928
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	$ 750	$ 757,422
Series 2006 A, RB(j)	0.00%	06/01/2046	10,000	2,215,550
California Educational Facilities Authority; Series 2010, RB(d)	5.25%	04/01/2040	500	758,546
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	880	881,551
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB(b)(c)	6.50%	01/15/2024	1,000	1,119,061
Golden State Tobacco Securitization Corp.;
Series 2007 B, RB(j)	0.00%	06/01/2047	10,000	2,281,206
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	2,105	2,150,661
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(j)	0.00%	06/01/2036	10,000	3,889,623
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(d)(m)(n)	5.25%	05/15/2048	3,000	3,688,817
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(j)	0.00%	08/01/2039	8,000	5,556,643
Riverside (County of), CA Transportation Commission; Series 2013 A, RB(b)(c)	5.75%	06/01/2023	1,000	1,080,642
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(j)	0.00%	08/01/2037	5,000	2,104,707
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	2,000	895,525
Series 2007 A, RB(j)	0.00%	06/01/2041	5,000	1,678,783
Southern California Logistics Airport Authority; Series 2008 A, RB(j)	0.00%	12/01/2044	18,085	6,216,925
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(j)	0.00%	06/01/2054	3,500	686,091
Union (City of), CA Community Redevelopment Agency (Community Redevelopment); Series 2011, RB(b)(c)	6.88%	12/01/2021	1,500	1,500,000
University of California; Series 2017 M, RB(d)	5.00%	05/15/2047	3,000	3,623,619
				65,586,080
Colorado–10.35%
Broomfield (City & County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,905	1,963,087
Buffalo Highlands Metropolitan District; Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,185	1,266,527
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,152,902
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	1,047,490
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	1,500	1,640,787
Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(i)	5.00%	12/01/2051	1,350	1,352,905
City Center West Residential Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,040	1,119,027
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.50%	01/01/2035	3,000	3,304,044
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	1,000	977,505
Colorado International Center Metropolitan District No. 7; Series 2021, GO Bonds(g)	5.25%	12/01/2051	1,500	1,115,803
Denver (City & County of), CO; Series 2018 A, Ref. RB(d)(n)	5.25%	12/01/2043	3,000	3,698,343
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	700	729,477
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(g)	5.75%	12/01/2049	1,000	807,731
Hidden Creek Metropolitan District; Series 2021 A, GO Bonds(i)	4.63%	12/01/2045	1,145	1,144,178
Horizon Metropolitan District No. 2; Series 2021, GO Bonds(i)	4.50%	12/01/2051	700	709,458
Leyden Rock Metropolitan District No. 10; Series 2016 B, GO Bonds(b)(c)	7.25%	12/15/2021	500	516,268
Nine Mile Metropolitan District; Series 2020, RB	5.13%	12/01/2040	1,375	1,523,136
North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	1,054,902
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	1,041,303
Ptarmigan West Metropolitan District No. 2; Series 2021, GO Bonds	4.13%	12/01/2051	1,500	1,501,401
Reata Ridge Village Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	905	976,162
Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,530,555
Reunion Metropolitan District; Series 2021 A, RB	3.63%	12/01/2044	1,000	998,464
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	1,105,362
Solaris Metropolitan District No. 3; Series 2016 B, Ref. GO Bonds	7.00%	12/15/2046	1,000	1,030,892
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,581,683
Tallyn’s Reach Metropolitan District No. 3; Series 2016 A, GO Bonds(b)(c)	6.75%	12/15/2021	698	720,570
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	1,000	1,096,624
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Westerly Metropolitan District No. 4; Series 2021 A, GO Bonds	5.00%	12/01/2050	$ 1,000	$ 1,088,740
				38,795,326
Connecticut–0.53%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(i)	5.00%	07/01/2039	1,100	1,334,141
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(o)	5.13%	10/01/2036	5,310	637,200
				1,971,341
Delaware–0.30%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(i)	5.25%	07/01/2048	1,000	1,107,612
District of Columbia–0.89%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2038	3,000	3,321,456
Florida–7.30%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	873,159
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 10/24/2011; Cost $986,808)(f)	8.13%	11/15/2046	1,000	1,000,147
Broward (County of), FL; Series 2017, RB(d)(m)(n)	5.00%	10/01/2042	3,000	3,607,959
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB(e)	5.00%	07/01/2048	250	140,000
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	2,000	2,007,690
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB(e)(i)	6.75%	12/31/2049	100	32,000
Series 2015, RB(e)(i)	7.00%	12/31/2049	1,000	320,000
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $1,183,318)(e)(f)(i)	8.25%	05/15/2049	1,200	816,000
Florida Development Finance Corp. (Glenridge on Palmer Ranch); Series 2021, Ref. RB	5.00%	06/01/2051	1,000	1,140,069
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(i)	6.13%	06/15/2043	1,000	1,017,339
Series 2015, RB(i)	6.13%	06/15/2046	1,000	1,131,725
Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2055	1,000	1,081,457
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(i)	5.38%	07/15/2038	1,300	1,423,558
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(b)(c)	5.75%	10/01/2022	1,000	1,045,263
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,215,670
Miami-Dade (County of), FL; Series 2009, RB(j)	0.00%	10/01/2042	7,900	4,592,328
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	1,500	1,795,570
Orlando (City of), FL; Series 2014 A, RB(b)(c)(d)	5.00%	11/01/2039	3,000	3,338,157
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	784,271
				27,362,362
Georgia–0.76%
Atlanta (City of), GA; Series 2015, RB(d)	5.00%	11/01/2040	2,490	2,855,387
Guam–0.17%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	545	622,671
Idaho–0.71%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014, RB	4.55%	10/01/2056	1,000	1,010,234
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,649,381
				2,659,615
Illinois–13.64%
Berwyn (City of), IL; Series 2020, RB(i)	4.50%	12/01/2033	1,920	2,056,564
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	893	883,068
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	$ 1,250	$ 1,431,089
Series 2009 C, Ref. GO Bonds(j)	0.00%	01/01/2031	5,020	3,904,631
Series 2011, COP	7.13%	05/01/2025	726	726,368
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,860,496
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.75%	12/01/2032	1,810	1,814,926
Chicago (City of), IL Board of Education; Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,759,987
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds(b)(c)(d)	5.00%	12/01/2044	3,000	3,409,946
Series 2016 C, GO Bonds(d)	5.00%	12/01/2045	2,250	2,649,482
Chicago (City of), IL Transit Authority; Series 2014, RB(d)	5.25%	12/01/2049	3,000	3,393,805
Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,095,408
Series 2017 C, GO Bonds	5.00%	11/01/2029	1,000	1,201,749
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,281,088
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(n)	8.00%	06/01/2032	140	140,195
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(i)	6.00%	12/01/2045	1,000	1,131,947
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	1,000	1,117,127
Series 2019 A, Ref. RB	5.00%	11/01/2049	4,000	4,412,095
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,341	1,343,708
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	7.00%	08/15/2023	1,000	1,103,953
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,592,887
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	1,262,499
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	10/01/2052	3,000	3,198,744
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	874,881
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB(g)	4.70%	12/15/2037	1,000	865,424
Series 2017 B, Ref. RB(g)	4.95%	12/15/2047	3,900	3,352,641
State of Illinois; Series 2017 D, GO Bonds(d)(m)	5.00%	11/01/2023	3,000	3,256,810
				51,121,518
Indiana–1.69%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(d)	5.00%	12/01/2040	2,250	2,565,965
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(i)	5.90%	07/01/2038	1,000	1,087,802
Series 2018 A, Ref. RB(i)	6.00%	07/01/2048	1,000	1,085,062
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB (Acquired 04/25/2014; Cost $480,000)(f)	6.90%	12/01/2033	480	469,686
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(n)	7.00%	01/01/2044	1,000	1,117,492
				6,326,007
Iowa–1.83%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,019,961
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	3,000	3,232,877
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,244,499
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	7,300	1,364,758
				6,862,095
Kansas–0.90%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(b)(c)	7.38%	12/15/2023	1,000	1,138,694
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	1,048,061
Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	1,204,322
				3,391,077
Kentucky–0.67%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB(g)	6.88%	07/01/2046	2,000	2,504,973
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–0.93%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	$ 750	$ 815,114
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(d)(m)(n)	5.00%	01/01/2048	2,250	2,655,199
				3,470,313
Massachusetts–1.47%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(h)	5.50%	08/01/2030	960	1,287,684
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	505	720,018
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(i)	5.00%	10/01/2057	1,500	1,619,074
University of Massachusetts Building Authority; Series 2017-1, RB(d)	5.25%	11/01/2047	1,500	1,874,808
				5,501,584
Michigan–1.90%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	661,485
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(b)(c)	5.25%	07/01/2022	1,000	1,029,722
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	658,094
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,352,911
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(i)	5.00%	07/01/2046	2,705	2,328,448
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(i)	5.00%	08/15/2051	1,000	1,100,589
				7,131,249
Minnesota–1.56%
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,063,365
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	830	831,889
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	1,126,220
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,810,612
				5,832,086
Mississippi–0.44%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 G, VRD RB(k)	0.02%	11/01/2035	1,660	1,660,000
Missouri–2.43%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB (Acquired 05/04/2007; Cost $750,000)(f)(o)	5.50%	04/01/2027	750	202,500
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(i)	5.25%	12/01/2048	1,000	1,061,226
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,379,238
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,153,517
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(i)	4.25%	12/01/2042	2,000	2,205,944
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,678,644
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	420	420,713
				9,101,782
Nevada–1.25%
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	3,000	3,624,391
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(i)(j)	0.00%	07/01/2058	6,000	1,060,426
				4,684,817
New Jersey–1.66%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(n)	5.25%	09/15/2029	1,000	1,037,531
Series 2012, RB(n)	5.75%	09/15/2027	1,000	1,028,065
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(i)	6.30%	10/01/2049	1,200	1,296,796
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	1,018,936
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB(d)	5.00%	01/01/2040	$ 1,500	$ 1,839,501
				6,220,829
New York–14.31%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(j)	0.00%	07/15/2035	1,475	1,051,568
Series 2009, RB(j)	0.00%	07/15/2046	10,000	5,043,103
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(i)(n)	5.25%	12/31/2033	1,000	1,092,489
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(d)	5.00%	02/15/2039	3,000	3,572,608
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,000	1,116,417
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	1,479	1,443,196
Series 2021, Ref. RB(i)	9.00%	01/01/2041	730	731,695
New York (City of), NY Municipal Water Finance Authority; Series 2012 BB, RB(d)	5.00%	06/15/2047	3,000	3,147,354
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2042	2,400	2,549,246
Subseries 2012 F-1, RB(d)	5.00%	05/01/2039	6,000	6,113,685
New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(j)	0.00%	06/01/2050	8,100	1,426,304
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,654,123
New York (State of) Dormitory Authority;
Series 2014 C, RB(d)	5.00%	03/15/2041	3,000	3,289,960
Series 2018 E, RB(d)	5.00%	03/15/2045	2,250	2,804,108
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)(d)	5.00%	03/15/2045	3,000	3,451,013
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(i)	7.25%	11/15/2044	1,000	1,106,974
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(n)	5.00%	08/01/2026	745	746,746
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(n)	4.38%	10/01/2045	1,750	2,026,100
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(m)(n)	5.00%	07/01/2046	1,750	1,934,662
Triborough Bridge & Tunnel Authority; Series 2017 A, RB(d)	5.00%	11/15/2047	4,170	5,028,026
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	2,230,835
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(i)(n)	7.00%	06/01/2046	1,000	1,069,211
				53,629,423
North Carolina–1.53%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(b)(c)	6.25%	07/01/2023	750	818,887
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,389,567
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2055	3,000	3,514,919
				5,723,373
North Dakota–0.28%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,000	1,054,594
Ohio–5.24%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(b)(c)	6.25%	06/01/2022	1,000	1,030,331
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	4,700	5,396,617
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	6,600	1,088,921
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	1,000	1,063,389
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank);
Series 2021 A, Ref. RB(i)	4.00%	12/01/2055	750	790,956
Series 2021, Ref. RB(i)	4.50%	12/01/2055	750	799,766
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	1,600	1,606,264
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,694,796
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	910	949,583
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,038,425
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,185,784
				19,644,832
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.05%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB(e)(o)	6.00%	01/01/2032	$ 422	$ 4,835
Series 2013, Ref. RB(e)(o)	5.75%	01/01/2037	422	4,834
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,000	1,235,247
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,750	26,250
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(e)	7.00%	11/01/2051	665	3,327
Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(n)	5.50%	12/01/2035	2,500	2,656,139
				3,930,632
Pennsylvania–1.65%
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	1,013,465
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(b)(c)	6.63%	12/01/2021	1,000	1,000,000
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(d)	5.00%	06/15/2034	3,000	3,328,541
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	850,081
				6,192,087
Puerto Rico–6.39%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	500	513,382
Series 2002, RB	5.63%	05/15/2043	1,000	1,005,872
Series 2005 A, RB(j)	0.00%	05/15/2050	27,000	4,379,800
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(e)	5.00%	07/01/2037	495	487,575
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	1,000	1,092,431
Series 2010 XX, RB(e)	5.25%	07/01/2040	2,300	2,271,250
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(n)	6.63%	06/01/2026	1,000	1,035,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(h)	6.00%	07/01/2024	1,000	1,011,158
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2046	10,650	3,561,396
Series 2018 A-1, RB(j)	0.00%	07/01/2051	28,462	6,889,019
Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,722,086
				23,968,969
South Carolina–1.29%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(i)	5.75%	06/15/2039	1,500	1,739,332
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	2,157,614
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy); Series 2021 A, RB(i)	5.00%	06/15/2056	900	927,895
				4,824,841
Tennessee–0.90%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	1,050,300
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,590,021
Series 2016 A, Ref. RB(i)	5.00%	09/01/2031	750	742,002
				3,382,323
Texas–7.51%
Arlington Higher Education Finance Corp. (Legacy Traditional Schools); Series 2021, Ref. RB	4.50%	02/15/2056	1,000	1,018,840
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	800	872,241
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(n)	7.00%	03/01/2039	1,200	1,330,644
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(n)	6.63%	07/15/2038	1,000	1,006,026
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(n)	4.75%	07/01/2024	660	699,664
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(i)	5.50%	08/15/2024	$ 750	$ 849,886
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(i)(n)	4.63%	10/01/2031	1,500	1,577,838
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,360	1,386,785
Series 2016, Ref. RB	5.00%	07/01/2046	2,600	2,661,820
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	1,071,395
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	428,192
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,600,850
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.25%	10/01/2049	2,000	2,180,676
North Texas Tollway Authority; Series 2011 B, RB(b)(c)(j)	0.00%	09/01/2031	7,000	3,964,260
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	465,801
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $990,000)(e)(f)(n)(o)	8.00%	07/01/2038	990	247,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	1,500	1,693,992
Series 2017, RB	6.75%	11/15/2052	1,000	1,124,132
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,781)(e)(f)	6.38%	02/15/2052	1,000	700,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	913	977,336
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	1,000	1,164,184
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(n)	6.75%	06/30/2043	1,000	1,108,208
				28,130,270
Utah–0.97%
Salt Lake City (City of), UT; Series 2018 A, RB(d)(n)	5.00%	07/01/2043	3,000	3,622,880
Virgin Islands–0.66%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 B, RB	5.25%	10/01/2029	2,500	2,478,906
Virginia–0.51%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.38%	03/01/2036	1,000	907,868
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	1,000,759
				1,908,627
Washington–1.74%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,112,048
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. GO Bonds(b)(c)	7.00%	12/01/2021	1,000	1,000,000
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)	5.00%	07/01/2048	3,000	3,611,169
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(i)	7.00%	07/01/2050	740	809,979
				6,533,196
West Virginia–1.62%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(i)	5.75%	06/01/2042	1,500	1,703,509
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(b)(c)	6.75%	07/01/2023	1,000	1,099,047
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(i)	5.75%	06/01/2043	2,000	2,294,286
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(i)(n)	7.25%	02/01/2036	750	722,961
Series 2018, RB(i)(n)	8.75%	02/01/2036	240	256,012
				6,075,815
Wisconsin–5.91%
Public Finance Authority (Ascend Leadership Academy); Series 2021 A, RB(i)	5.00%	06/15/2056	1,400	1,442,491
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(i)	5.75%	10/01/2053	990	1,148,050
Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB	4.00%	06/01/2036	1,000	1,044,709
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2060	5,000	1,152,940
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(d)	5.00%	11/15/2039	$ 3,000	$ 3,520,512
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(i)	6.85%	10/01/2047	2,000	2,038,649
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(i)	7.00%	12/01/2050	1,900	2,088,628
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(i)	6.85%	11/01/2046	1,000	1,031,602
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(i)	6.13%	02/01/2048	1,000	1,098,801
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(i)	6.25%	01/01/2038	1,000	803,870
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(n)	7.25%	06/01/2035	2,500	2,662,666
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	5.00%	07/01/2041	1,000	1,069,864
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,791,277
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	746,546
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.); Series 2012 A, RB(b)(c)	6.20%	10/01/2022	500	524,799
				22,165,404
TOTAL INVESTMENTS IN SECURITIES(p)–128.24% (Cost $436,217,326)					480,643,792
FLOATING RATE NOTE OBLIGATIONS–(20.06)%
Notes with interest and fee rates ranging from 0.59% to 0.77% at 11/30/2021 and contractual maturities of collateral ranging from 11/01/2023 to 04/01/2056(q)					(75,180,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(8.00)%					(29,982,524)
OTHER ASSETS LESS LIABILITIES–(0.18)%					(679,661)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$374,801,607
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $6,728,810, which represented 1.80% of the Trust’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at November 30, 2021 was $4,473,872, which represented 1.19% of the Trust’s Net Assets.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $65,419,493, which represented 17.45% of the Trust’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $14,505,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Security subject to the alternative minimum tax.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $122,602,731 are held by TOB Trusts and serve as collateral for the $75,180,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$479,546,923	$1,096,869	$480,643,792
Other Investments - Assets
Investments Matured	—	2,873,063	—	2,873,063
Total Investments	$—	$482,419,986	$1,096,869	$483,516,855
Invesco Municipal Income Opportunities Trust